As filed with the Securities and Exchange Commission on August 26, 2013

Securities Act of 1933 Registration No. 333-00641

Investment Company Act of 1940 Registration No. 811-07527

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 79	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 80	☒

(Check appropriate box or boxes)

Turner Funds

(Exact Name of Registrant as Specified in Charter)

c/o The CT Corporation System

155 Federal Street, Ste. 700

Boston, MA  02110

(Address of Principal Executive Offices)

484-329-2300

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:

Michael P. Malloy	Brian F. McNally
Drinker Biddle & Reath LLP	Turner Investments, L.P.
One Logan Square, Ste. 2000	1205 Westlakes Dr., Suite 100
Philadelphia, PA 19103	Berwyn, PA 19312-2414

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on                             pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:  units of beneficial interest.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 79 (“PEA No. 79”) to its Registration Statement on Form N-1A under Rule 485(b) under the 1933 Act and has caused this PEA No. 79 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 26th day of August, 2013.

TURNER FUNDS

By:	/s/ Ty S. Edwards
Ty S. Edwards
Controller and Chief Financial Officer

Pursuant to the requirements of the 1933 Act, this PEA No. 79 has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Thomas R. Trala, Jr.	Trustee, President and Chief Executive Officer	August 26, 2013
Thomas R. Trala, Jr.

* JANET F. SANSONE	Trustee	August 26, 2013
Janet F. Sansone

* ALFRED C. SALVATO	Trustee and Chairman of the Board	August 26, 2013
Alfred C. Salvato

* JOHN T. WHOLIHAN	Trustee	August 26, 2013
John T. Wholihan

/s/ Ty S. Edwards	Controller and Chief Financial Officer	August 26, 2013
Ty S. Edwards

*By:	/s/ Brian F. McNally
Brian F. McNally
Attorney-In-Fact (pursuant to Power of Attorney)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase